Trade and other receivables, net - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables Text Block [Abstract]
Trade receivables	$ 3,548	$ 2,547